Income Taxes (Reconciliation Of The Significant Differences Between The Federal Statutory Income Tax Rate And Effective Income Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Computed federal taxes at statutory rate									$ 25,722	$ 20,735	$ 21,437
State income taxes, net of federal tax benefit									1,982	1,591	1,654
Tax-exempt interest income									(616)	(712)	(785)
Bank-owned life insurance									(1,187)	(1,044)	(1,172)
Tax reserve adjustment									24	8	(70)
Other items, net									(650)	(280)	(493)
Income tax expense	$ 6,877	$ 7,056	$ 6,573	$ 4,769	$ 5,848	$ 5,526	$ 3,780	$ 5,144	$ 25,275	$ 20,298	$ 20,571